Non-Interest Income and Non-Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-interest income:
Service charges on deposits	$ 6,799	$ 6,124	$ 5,769
Other fees and commissions	13,704	11,752	10,260
BOLI and annuity earnings	841	871	832
Security gains (losses), net	(650)	(175)	460
Fees and gains on sales of mortgage loans	4,639	4,258	4,355
Gain (loss) on sale of other real estate, net	(80)	6	52
Loss on sale of fixed assets, net	(2)	0	(73)
Loss on sale of other assets, net	(3)	(15)	(1)
Non-interest income	25,248	22,821	21,654
Non-interest expense:
Employee salaries and benefits	39,590	35,830	34,106
Equity-based compensation	1,237	692	104
Occupancy expenses	4,403	3,718	3,638
Furniture and equipment expenses	2,767	2,085	2,019
Data processing expenses	2,900	2,834	2,576
Advertising expenses	2,552	2,326	2,310
ATM & interchange fees	3,091	2,569	2,475
FDIC insurance	843	683	968
Directors’ fees	543	677	691
Other operating expenses	11,154	8,977	8,376
Non-interest expense	$ 69,080	$ 60,391	$ 57,263